Stockholders' Equity (Deficit) (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants, Outstanding at start of the period	0	0
Number of Warrants, Granted	0	25,000
Number of Warrants, Exercised	0	0
Number of Warrants, Cancelled / Forfeited	0	(25,000)
Number of Warrants, Outstanding at end of the period	0	0
Exercisable - December 31, 2013	0
Weighted Average Exercise Price, Outstanding at start of the period	$ 0	$ 0
Weighted Average Exercise Price, Granted	$ 0	$ 0.20
Weighted Average Exercise Price, Exercised	$ 0	$ 0
Weighted Average Exercise Price, Cancelled / Forfeited	$ 0	$ 0.20
Weighted Average Exercise Price, Outstanding at end of the period	$ 0	$ 0
Weighted Average Exercise Price, Exercisable - December 31, 2013	$ 0
Weighted Average Remaining Contractual Life, Outstanding at Beginning Period (in years)	0 years	0 years
Weighted Average Remaining Contractual Life, Outstanding at Ending period (in years)	0 years	0 years
Weighted Average Remaining Contractual Life, Exercisable (in years)	0 years
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants, Outstanding at start of the period	547,922	18,799
Number of Warrants, Granted	0	541,667
Number of Warrants, Exercised	(66,667)	0
Number of Warrants, Cancelled / Forfeited	(4,986)	(12,543)
Number of Warrants, Outstanding at end of the period	476,270	547,922
Exercisable - December 31, 2013	476,270
Weighted Average Exercise Price, Outstanding at start of the period	$ 4.05	$ 194.40
Weighted Average Exercise Price, Granted	$ 0	$ 3.00
Weighted Average Exercise Price, Exercised	$ 3.00	$ 0
Weighted Average Exercise Price, Cancelled / Forfeited	$ 117.84	$ 243.65
Weighted Average Exercise Price, Outstanding at end of the period	$ 3.02	$ 4.05
Weighted Average Exercise Price, Exercisable - December 31, 2013	$ 3.02
Weighted Average Remaining Contractual Life, Outstanding at Beginning Period (in years)	3 years 1 month 6 days	1 year 1 month 6 days
Weighted Average Remaining Contractual Life, Outstanding at Ending period (in years)	4 years	3 years 1 month 6 days
Weighted Average Remaining Contractual Life, Exercisable (in years)	3 years 1 month 6 days